Transactions With Related Parties	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Transactions with Related Parties

4         Transactions with Related Parties

The ultimate controlling party of the Company is Mr. George Feidakis who beneficially owns 1,252,258 common shares as of December 31, 2019, through Firment Shipping Inc., a Marshall Islands corporation controlled by Mr. George Feidakis. As at December 31, 2019 and 2018, Mr. George Feidakis beneficially owned 24% and 44.3%, respectively, of Globus’ shares. Mr. George Feidakis is also the chairman of the Board of Directors of Globus.

The following are the major transactions which the Company has entered into with related parties during the years ended December 31, 2019, 2018 and 2017:

In August 2006, Globus had entered into a rental agreement for 350 square metres of office space for its operations within a building owned by Cyberonica S.A. (an affiliate of Globus’s chairman).  In 2016 the Company renewed the rental agreement at a monthly rate of Euro 10,360 (absolute amount) ($11.9) with a lease period ending January 2, 2025. The Company does not presently own any real estate.  During the years ended December 31, 2019, 2018 and 2017, the rent charged amounted to $139, $147 and $140, respectively. The rental expense for the years ended December 31, 2018 and 2017 was recognised in the respective income statement component of the consolidated statement of comprehensive loss under administrative expenses payable to related parties. As of December 31, 2018, $427 of rent expense was due and unpaid and was classified as trade accounts payable in the consolidated statement of financial position.

As of January 1, 2019, following the adoption of IFRS 16, the Company identified the rental agreement with Cyberonica S.A. to give rise to a right of use asset and a corresponding liability estimated to approximately $674 (please refer to note 2.2). The depreciation charge for right-of-use asset for the year ended December 31, 2019, was approximately $112 and the interest expense on lease liabilities for the same period was approximately $51 and recognised in the income statement component of the consolidated statement of comprehensive loss under depreciation and interest expense and finance costs, respectively.

As of December 28, 2015, Athanasios Feidakis assumed the position of Chief Executive Officer (“CEO”) and Chief Financial Officer. On August 18, 2016, the Company entered into a consultancy agreement with an affiliated company of its CEO, Mr. Athanasios Feidakis, for the purpose of providing consulting services to the Company in connection with the Company’s international shipping and capital raising activities, including but not limited to assisting and advising the Company’s CEO at an annual fee of Euro 200,000 (absolute amount) (approx. $224). The related expense for the years ended December 31, 2019, 2018 and 2017, amounted to $224, $235 and $229, respectively.

In December 2013, Globus entered into a credit facility for up to $4,000 with Firment Trading Limited, an affiliate of the Company’s chairman, for the purpose of financing its general working capital needs (“Firment Credit Facility”). Effective from December 2014, through a supplemental agreement in April 2015, the credit limit of the facility increased from $4,000 to $8,000 and in December 2015, through a second supplemental agreement, the credit limit of the facility increased from $8,000 to $20,000. In December 2015, through a third supplemental agreement, the Firment Credit Facility was assigned from Firment Trading Limited, a Cypriot company, to Firment Trading Limited, a Marshall Islands corporation, each of which is an affiliate of the Company’s chairman. The Company had the right to drawdown any amount up to $20,000 or prepay any amount, during the availability period, in multiples of $100.

On February 8, 2017, the Company entered into a Share and Warrant Purchase Agreement (“February 2017 private placement”) pursuant to which it sold for $5,000, an aggregate of 500,000 of its common shares, par value $0.004 per share and warrants (the “February 2017 Warrants”) to purchase 2.5 million of its common shares at a price of $16 per share to four investors in a private placement. One investor is the sister of the CEO of Globus and the daughter of its chairman. These securities were issued in transactions exempt from registration under the Securities Act. The following day, the Company entered into a registration rights agreement with those purchasers providing them with certain rights relating to registration under the Securities Act of the Shares and the common shares underlying the Warrants.

In connection with the closing of the February 2017 private placement, the Company also entered into two loan amendment agreements with existing lenders.

One loan amendment agreement was entered into by the Company with Firment Trading Limited, the lender of the Firment Credit Facility, which then had an outstanding principal amount of $18,524. Firment Trading Limited released an amount equal to $16,885 (but left an amount equal to $1,639 outstanding, which continued to accrue under the Firment Credit Facility as though it were principal) of the Firment Credit Facility and the Company issued to Firment Shipping Inc., an affiliate of Firment Trading Limited, 1,688,500 common shares and a warrant to purchase 623,058 common shares at a price of $16 per share. Subsequent to the closing of the February 2017 private placement, Globus repaid the outstanding amount on the Firment Credit Facility in its entirety. The Firment Credit Facility was terminated on April 12, 2017. Firment Trading Limited waived any interest under Firment Credit Facility for 2017.

In January 2016, Globus Maritime Limited entered into a credit facility for up to $3,000 with Silaner Investments Limited, an affiliate of the Company’s chairman, for the purpose of financing its general working capital needs (the “Silaner Credit Facility”) The Silaner Credit Facility was unsecured and remained available until its final maturity date at January 12, 2018. The Company had the right to drawdown any amount up to $3,000 or prepay any amount in multiples of $100. Any prepaid amount could have been re-borrowed in accordance with the terms of the facility. Interest on drawn and outstanding amounts was charged at 5% per annum and no commitment fee was charged on the amounts remaining available and undrawn.

For the year ended December 31, 2017, Globus recognised interest expense of $3. The expense was classified in the income statement component of the consolidated statement of comprehensive loss under interest expense and finance costs and the interest payable was classified in the statement of financial position under accrued liabilities and other payables.

The second loan amendment agreement in connection with the closing of the February 2017 private placement was entered into by the Company with Silaner Investments Limited, the lender of the Silaner Credit Facility. Silaner Investments Limited released an amount equal to the outstanding principal of $3,115 (but left an amount equal to $74 outstanding, which continued to accrue under the Silaner Credit Facility as though it were principal) of the Silaner Credit Facility and the Company issued to Firment Shipping Inc., an affiliate of Silaner Investments Limited, 311,500 common shares and a warrant to purchase 114,944 common shares at a price of $16 per share. During 2017, the Company drew down $ 280 under this facility. As of December 31, 2017, Globus repaid the outstanding amount on the Silaner Credit Facility in its entirety. The Silaner Credit Facility was terminated on January 12, 2018.

In June 2016, Globus entered into a consultancy agreement with Eolos Shipmanagement S.A., an affiliate of the Company’s chairman, for the purpose of providing consultancy services to Eolos Shipmanagement S.A. For these services the Company received a daily fee of $1. This agreement was terminated on January 31, 2017. For the year ended 2017, the total income from these fees amounted to $31 and is classified in the income statement component of the consolidated statement of comprehensive loss under management and consulting fee income.

In November 2018, Globus entered into a credit facility for up to $15,000 with Firment Shipping Inc., an affiliate of the Company’s chairman, for the purpose of financing its general working capital needs (“Firment Shipping Credit Facility”). The Firment Shipping Credit Facility is unsecured and remains available until its final maturity date at April 1, 2021, as amended (Note 22). The Company has the right to draw-down any amount up to $15,000 or prepay any amount in multiples of $100. Any prepaid amount can be re-borrowed in accordance with the terms of the facility. Interest on drawn and outstanding amounts is charged at 7% per annum and no commitment fee is charged on the amounts remaining available and undrawn. Interest is payable the last day of a period of three months after the Draw-down Date, after this period in case of failure to pay any sum due, a default interest of 2% per annum above the regular interest is charged. Globus also has the right, in its sole option, to convert in whole or in part the outstanding unpaid principal amount and accrued but unpaid interest under the Firment Shipping Credit Facility into common stock. The conversion price shall equal the higher of (i) the average of the daily dollar volume-weighted average sale price for the common stock on the principal market on any trading day during the period beginning at 9.30 a.m. New York City time and ending at 4.00 p.m. (“VWAP”) over the pricing period multiplied by 80%, where the “Pricing Period” equals the ten consecutive trading days immediately preceding the date on which the conversion notice was executed or, (ii) Two US Dollars and Eighty Cents ($2.80).

On April 23, 2019, the Company converted to share capital, as per the conversion clause included in the Firment Shipping Credit Facility the outstanding principal amount of $3,100 plus the accrued interest of $70 at a conversion price of $2.80 per share and issued 1,132,191 new common shares to Firment Shipping Inc. This conversion resulted to a gain of approximately $117, which was classified under “gain on derivative financial instruments” in the income statement component of the consolidated statement of comprehensive loss.

As of December 31, 2019 and 2018, the amount drawn and outstanding with respect to the Firment Shipping Credit Facility was $800 and $2,200, respectively and was classified under long-term borrowings, net of the current portion and the fair value of the derivative financial instruments in the consolidated statement of financial position (see Note 11). For the year ended December 31, 2019 and 2018, Globus recognised interest expense of $96 and $12, respectively classified in the income statement component of the consolidated statement of comprehensive loss under interest expense and finance costs and interest payable is classified in the consolidated statement of financial position under accrued liabilities and other payables. As of December 31, 2019 and 2018, there was an amount of $11,100 and $12,800, respectively, available to be drawn under the Firment Shipping Credit Facility.

The Firment Shipping Credit Facility requires that Athanasios Feidakis remain the Company’s Chief Executive Officer and that Firment Shipping maintains at least a 40% shareholding in Globus, other than due to actions taken by Firment Shipping, such as sales of shares.

As of December 31, 2019 and 2018, the Company was in compliance with the loan covenants of the Firment Shipping Credit Facility.

Compensation of Key Management Personnel of the Company:

Compensation to Globus non-executive directors is analysed as follows:

	For the year ended December 31,
	2019	2018	2017
Director’s remuneration	147	145	145
Share-based payments	40	40	40
Total	187	185	185

As of December 31, 2019 and 2018, $318 and $201 of the compensation to non-executive directors was remaining due and unpaid, respectively. Amounts payable to non-executive directors are classified as trade accounts payable in the consolidated statements of financial position.

           Compensation to the Company’s executive director is analysed as follows:

	For the year ended December 31,
	2019	2018	2017
Short-term employee benefits	224	235	229
Total	224	235	229

As of December 31, 2019 and 2018, $556 and $391 of the compensation to the executive director was remaining due and unpaid, respectively.